Equity (Details 4)	12 Months Ended
Dec. 31, 2025 R$ / shares shares
Performance Share [Member]
IfrsStatementLineItems [Line Items]
Grant date	April 29, 2025
Vesting rights conditions	Performance conditions met, 1 to 5 years of service
Fair value on the grant date | R$ / shares	R$ 92.18
Existing shares | shares	1,190,252
Maximum remaining life	5 years
Performance Share 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date	December 19, 2025
Vesting rights conditions	Performance conditions met, 1 to 5 years of service
Fair value on the grant date | R$ / shares	R$ 129.87
Existing shares | shares	876,582
Maximum remaining life	5 years
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Grant date	April 29, 2025
Vesting rights conditions	1 to 8 years of service
Fair value on the grant date | R$ / shares	R$ 92.18
Existing shares | shares	253,474
Maximum remaining life	8 years
Restricted Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date	December 19, 2025
Vesting rights conditions	1 to 4 years of service
Fair value on the grant date | R$ / shares	R$ 129.87
Existing shares | shares	113,242
Maximum remaining life	4 years